Consolidated Statements Of Comprehensive Loss ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥) ¥ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 CNY (¥) ¥ / shares shares	Dec. 31, 2020 CNY (¥) ¥ / shares shares
Revenues:
Revenues	¥ 563,238	$ 81,662	¥ 507,862	¥ 429,903
Cost of revenues:
Cost of revenues:	(183,199)	(26,561)	(143,716)	(115,981)
Gross Profit	380,039	55,101	364,146	313,922
Operating expenses:
Research and development expenses	(421,868)	(61,165)	(367,858)	(263,940)
Selling and marketing expenses (including related party amounts of RMB543, RMB235 and RMB201 (US$29) for the years ended December 31, 2020, 2021 and 2022, respectively)	(370,294)	(53,688)	(303,096)	(168,587)
General and administrative expenses (including related party amounts of 227, RMB1,752 and nil for the years ended December 31, 2020, 2021 and 2022, respectively)	(568,284)	(82,393)	(490,256)	(293,800)
Total operating expenses	(1,360,446)	(197,246)	(1,161,210)	(726,327)
Loss from operations	(980,407)	(142,145)	(797,064)	(412,405)
Interest income	9,356	1,356	3,457	6,068
Interest expense	102	15	(1,536)	(667)
Other (expense) income, net (including related party income of nil, 628 and nil for the years ended December 31, 2020, 2021 and 2022, respectively.)	152	22	199	(887)
Foreign exchange (loss) gain, net	1,549	225	(854)	(2,847)
Change in fair value of warrant liability	0	0	0	3,503
Loss before income tax	(969,248)	(140,527)	(795,798)	(407,235)
Income tax expenses	(1,985)	(288)	(899)	0
Net loss	(971,233)	(140,815)	(796,697)	(407,235)
Net loss attributable to Burning Rock Biotech Limited's shareholders	(971,233)	(140,815)	(796,697)	(407,235)
Accretion of convertible preferred shares	0	0	0	(64,688)
Net loss attributable to ordinary shareholders	(971,233)	(140,815)	(796,697)	(471,923)
Other comprehensive income (loss), net of tax of nil:
Foreign currency translation adjustments	41,347	5,995	(39,480)	(176,888)
Total comprehensive loss	(929,886)	(134,820)	(836,177)	(584,123)
Total comprehensive loss attributable to Burning Rock Biotech Limited's shareholders	¥ (929,886)	$ (134,820)	¥ (836,177)	¥ (584,123)
Common Class A [Member]
Loss per share for class A and class B ordinary shares:
Loss per share - basic | (per share)	¥ (9.35)	$ (1.36)	¥ (7.65)	¥ (6.88)
Loss per share - diluted | (per share)	¥ (9.35)	$ (1.36)	¥ (7.65)	¥ (6.88)
Weighted average shares outstanding used in loss per share computation:
Weighted average shares outstanding used in loss per share - basic	86,584,100	86,584,100	86,883,011	51,309,631
Weighted average shares outstanding used in loss per share - diluted	86,584,100	86,584,100	86,883,011	51,309,631
Common Class B [Member]
Loss per share for class A and class B ordinary shares:
Loss per share - basic | (per share)	¥ (9.35)	$ (1.36)	¥ (7.65)	¥ (6.88)
Loss per share - diluted | (per share)	¥ (9.35)	$ (1.36)	¥ (7.65)	¥ (6.88)
Weighted average shares outstanding used in loss per share computation:
Weighted average shares outstanding used in loss per share - basic	17,324,848	17,324,848	17,324,848	17,324,848
Weighted average shares outstanding used in loss per share - diluted	17,324,848	17,324,848	17,324,848	17,324,848
Service [Member]
Revenues:
Revenues	¥ 391,548	$ 56,769	¥ 342,465	¥ 311,184
Cost of revenues:
Cost of revenues:	(119,903)	(17,384)	(93,401)	(80,132)
Product [Member]
Revenues:
Revenues	171,690	24,893	165,397	118,719
Cost of revenues:
Cost of revenues:	¥ (63,296)	$ (9,177)	¥ (50,315)	¥ (35,849)